Schedule of Investments (unaudited)	iShares® Virtual Work and Life Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 0.7%
Plantronics Inc.(a)	861	$34,319

Diversified Consumer Services — 4.5%
2U Inc.(a)	1,545	15,419
Chegg Inc.(a)(b)	3,069	75,927
Duolingo Inc, Class A(a)	252	21,790
New Oriental Education & Technology Group Inc.(a)	33,600	41,315
PowerSchool Holdings Inc., Class A(a)	1,683	25,481
Stride Inc.(a)	837	32,894
		212,826
Diversified Telecommunication Services — 0.3%
Bandwidth Inc., Class A(a)(b)	474	10,485
Ooma Inc.(a)	423	5,431
		15,916
Entertainment — 23.7%
Activision Blizzard Inc.	2,344	177,206
DouYu International Holdings Ltd., ADR(a)	6,463	11,439
Electronic Arts Inc.	1,071	126,431
HUYA Inc., ADR(a)	1,710	7,062
iQIYI Inc., ADR(a)(b)	7,906	28,145
Kahoot! ASA(a)(b)	7,344	17,703
Kingsoft Corp. Ltd.	20,400	61,221
NetDragon Websoft Holdings Ltd.	6,000	11,994
Netflix Inc.(a)	225	42,831
Nexon Co. Ltd.	6,900	157,121
Nintendo Co. Ltd.	300	136,917
Paradox Interactive AB	792	13,212
Roku Inc.(a)	663	61,593
Spotify Technology SA(a)	584	59,364
Take-Two Interactive Software Inc.(a)	810	96,803
Ubisoft Entertainment SA(a)	2,136	96,575
XD Inc.(a)	4,800	12,551
		1,118,168
Food & Staples Retailing — 0.9%
Shop Apotheke Europe NV(a)(c)	252	20,782
Zur Rose Group AG(a)	177	21,724
		42,506
Health Care Equipment & Supplies — 2.0%
GN Store Nord A/S	2,472	92,773

Health Care Technology — 1.1%
Teladoc Health Inc.(a)(b)	1,468	49,560

Interactive Media & Services — 10.9%
Bumble Inc., Class A(a)(b)	1,731	41,527
fuboTV Inc.(a)(b)	2,550	9,664
Hello Group Inc., ADR	3,975	21,147
JOYY Inc., ADR	1,316	52,074
Kuaishou Technology(a)(c)	12,900	105,339
Match Group Inc.(a)	1,072	84,849
Meitu Inc.(a)(c)	43,500	5,151
Snap Inc., Class A, NVS(a)	2,892	82,306
Sohu.com Ltd., ADR(a)	612	9,474
Tencent Holdings Ltd.	2,200	103,675
		515,206
Internet & Direct Marketing Retail — 11.9%
Alibaba Health Information Technology Ltd.(a)	84,000	47,328
Dada Nexus Ltd., ADR(a)	4,842	36,944
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Deliveroo PLC(a)(c)	18,159	$25,097
Delivery Hero SE(a)(c)	1,141	40,110
Demae-Can Co. Ltd.(a)	900	3,704
DoorDash Inc., Class A(a)	840	68,401
JD Health International Inc.(a)(c)	16,800	104,732
Just Eat Takeaway.com NV(a)(c)	2,361	64,131
Meituan, Class B(a)(c)	4,300	92,133
Ping An Healthcare and Technology Co. Ltd.(a)(c)	9,600	23,628
Zomato Ltd.(a)	56,436	52,336
		558,544
IT Services — 2.0%
Cloudflare Inc., Class A(a)	828	71,324
Fronteo Inc.	600	6,733
Megaport Ltd.(a)	3,039	18,054
		96,111
Leisure Products — 1.2%
Peloton Interactive Inc., Class A(a)	3,123	54,840

Media — 1.2%
Nordic Entertainment Group AB, Class B(a)	1,683	55,268

Software — 39.3%
8x8 Inc.(a)	2,298	21,073
Anaplan Inc.(a)	2,886	187,561
Asana Inc., Class A(a)(b)	1,440	38,592
Avaya Holdings Corp.(a)	1,722	15,929
Box Inc., Class A(a)	3,171	97,096
Braze Inc.(a)	132	5,305
Citrix Systems Inc.	1,695	169,670
CM.Com NV(a)	255	4,238
DocuSign Inc.(a)	1,002	81,162
Dropbox Inc., Class A(a)	5,628	122,409
Enghouse Systems Ltd.	951	26,746
Esker SA	108	18,192
Everbridge Inc.(a)(b)	798	34,394
Five9 Inc.(a)	1,050	115,605
GB Group PLC.	5,100	36,960
Justsystems Corp.	600	26,078
Life360 Inc.(a)(c)	3,132	8,595
LivePerson Inc.(a)	1,386	31,351
Microsoft Corp.	414	114,893
Mitek Systems Inc.(a)	967	10,801
Monday.com Ltd.(a)	177	22,904
Nice Ltd.(a)	460	95,648
Nuix Ltd.(a)	5,802	5,032
PagerDuty Inc.(a)	1,539	43,969
RingCentral Inc., Class A(a)	699	59,310
Smartsheet Inc., Class A(a)(b)	2,049	99,028
Verint Systems Inc.(a)	1,380	75,293
Weave Communications Inc.(a)	564	2,673
WingArc1st Inc.	300	2,940
Xperi Holding Corp.	2,127	33,181
Zendesk Inc.(a)	1,389	169,514
Zoom Video Communications Inc., Class A(a)	739	73,582
		1,849,724
Technology Hardware, Storage & Peripherals — 0.1%
Turtle Beach Corp.(a)	324	5,391

Total Common Stocks — 99.8%
(Cost: $7,913,851)		4,701,152

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	330,190	$330,190

Total Short-Term Investments — 7.0%
(Cost: $330,200)		330,190

Total Investments in Securities — 106.8%
(Cost: $8,244,051)		5,031,342

Other Assets, Less Liabilities — (6.8)%		(318,540)

Net Assets — 100.0%		$4,712,802

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$305,040	$25,206	(a)	$—	$(46)	$(10)	$330,190	330,190	$618	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	(1)		—
					$(46)	$(10)	$330,190		$617		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Virtual Work and Life Multisector ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,072,162	$1,628,990	$—	$4,701,152
Money Market Funds	330,190	—	—	330,190
	$3,402,352	$1,628,990	$—	$5,031,342

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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